Contingencies (Lights Cases) (Narrative) (Details) (EUR €)	Dec. 31, 2012 litigation_case	Dec. 31, 2011 litigation_case	Dec. 31, 2010 litigation_case	May 01, 2010 litigation_case
Israel [Member] | Lights Class Actions [Member]
Loss Contingencies [Line Items]
Cases brought against PM	2	2	2	2
Italy [Member] | Individual Lights Cases - Small Claims Court [Member]
Loss Contingencies [Line Items]
Cases brought against PM	7	9	10
Maximum damage award	1,000